Operating Leases (Tables)	12 Months Ended
Jul. 31, 2024
Operating Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets

The following table presents the operating lease related assets and liabilities recorded on the balance sheets as of July 31, 2024 and 2023.

	As of July 31,
	2024	2023
Right-of- use assets, net	$53,793	$1,058,822

Operating lease liabilities, current	$11,375	$415,411
Operating lease liabilities, noncurrent	20,417	689,498
Total operating lease liabilities	$31,792	$1,104,909

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of July 31, 2024 and 2023:

	As of July 31,
	2024	2023
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.58	3.35
Weighted average discount rate	8.50%	4.90%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of July 31, 2024 and 2023:

	As of July 31,
	2024	2023
2024	$-	$457,708
2025	14,000	267,239
2026	21,000	267,239
2027 and thereafter	-	204,540
Total lease payments	35,000	1,196,726
Less: imputed interest	(3,208)	(91,817)
Present value of lease liabilities	$31,792	$1,104,909